INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Taxable reversals of (tax deductible) write-downs on shares and receivables	$ 0	$ (647)	$ (109)
Non-deductible loss on disposal of Kazakhstan operations	0	573	0
Juros sobre o Capital Próprio	(4)	(117)	(229)
Other permanent items	(27)	90	35
Permanent items	$ (31)	$ (101)	$ (303)